ORDINARY SHARES (Details)			12 Months Ended
	Dec. 06, 2022 shares	Nov. 29, 2022 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, authorized (in shares)			5,000,000,000	5,000,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, outstanding (in shares)			322,792,063	310,486,975	304,453,780
Class B ordinary shares, conversion ratio to Class A ordinary shares			1
Ordinary shares, issued (in shares)			325,591,776	315,433,018
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)			5,935,088	6,033,212	11,032,980
Ordinary shares, issued (in shares)			322,792,063		304,453,780	293,420,800
Class A ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Ordinary shares, outstanding (in shares)				270,666,389	264,633,194
Number of votes per share | Vote			1
Class A ordinary shares | Global offering
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)		5,540,000
Class A ordinary shares | Global offering | HongKong
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)		560,000
Class A ordinary shares | Global offering | International
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)		4,980,000
Class A ordinary shares | Over-allotment option | International
ORDINARY SHARES AND PREFERRED SHARES
Maximum number of shares to be sold in offering	830,000
Class B ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Ordinary shares, outstanding (in shares)			0	39,820,586	39,820,586
Ordinary shares, issued (in shares)			0
Number of votes per share | Vote			20